SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 15. SUBSEQUENT EVENTS

During July 2013 the Company issued an eight month $250,000 of Senior Secured Convertible note.  The Note converts into common stock after six months outstanding based on 62% of the preceding ten day volume weighted price.

On January 9, 2013 the Board approved the letter of intent to acquire Naturally Beautiful Plants, LLC. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

On January 9, 2013 the Board approved the letter of intent to acquire Grorite Inc. The Company has issued 200,000 shares of Common Stock as a non-refundable deposit.

In the first quarter of 2013 the Company raised $170,160. The Company sold 515,636 units at $0.33 each. Each unit contained one share of common stock and one five year warrant with the exercise price is $0.33.